SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)			3 Months Ended		6 Months Ended					12 Months Ended
	Jan. 05, 2026	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Operating (loss) income		$ (25,128)	$ (526,603)			$ (676,348)		$ (154,977)
Net (loss) profit		$ (25,128)	$ 93,409	$ 462,457		555,866		316,509
Other expenses						$ 100,000		$ 100,000
CADV Ventures S.A [Member]
Segment Reporting [Line Items]
Revenues										$ 772,833	$ 539,066
Gross profit										573,587	343,837
Operating (loss) income										117,169	(455,795)
Net (loss) profit										110,132	(502,769)
Research and development expenses										256,858	649,169
Marketing expenses										$ 7,390	43,273
Kukugan Invest [Member]
Segment Reporting [Line Items]
Revenues					$ 774,924				$ 477,108
Net (loss) profit	$ (333)						$ (105,668)		$ 190,747
Predecessor	Predecessor				Successor	Successor	Successor		Predecessor	Predecessor
Bad debt provision					$ 6,527		$ 6,527
Operating Segments [Member] | CADV Ventures S.A [Member]
Segment Reporting [Line Items]
Revenues										$ 772,833	539,066
Less: Cost of revenues										199,246	195,229
Gross profit										573,587	343,837
Less: Operating expenses										456,418	799,632
Operating (loss) income										117,169	(455,795)
Other expense, net										(7,037)	(46,974)
Segment net (loss) income										110,132	(502,769)
Reconciliation of profit and loss
Net (loss) profit										110,132	(502,769)
Research and development expenses										256,858	649,169
Subcontracting costs										182,426	183,971
Professional fees										113,059	20,169
Staff salaries, social securities and benefits										74,248	50,926
Interest expenses										26,007	45,337
Marketing expenses											43,273
Other expenses										10,103	48,990
Total expenses deducted from segment revenue to arrive at reported segment loss										$ 662,701	$ 1,041,835
Operating Segments [Member] | Kukugan Invest [Member]
Segment Reporting [Line Items]
Revenues					774,924				477,108
Less: Cost of revenues					668,956				80,677
Gross profit					105,968				396,431
Less: Operating expenses	333				190,056				170,562
Operating (loss) income	(333)				(84,088)				225,869
Other expense, net					(21,580)				(35,122)
Segment net (loss) income	(333)				(105,668)				190,747
Reconciliation of profit and loss
Net (loss) profit	(333)				(105,668)				190,747
Research and development expenses									35,032
Subcontracting costs					663,013				80,677
Professional fees					160,906				11,441
Staff salaries, social securities and benefits					19,331				31,589
Interest expenses					3,843				14,344
Other expenses	333				13,208				90,943
Total expenses deducted from segment revenue to arrive at reported segment loss	333				880,592				286,361
Exchange loss					13,764				22,335
Bad debt provision					$ 6,527